Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies (Details) [Line Items]
Grants intended costs, description	The grant was intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India and China, based on the approved budget for the plan over a period of three years.
Marketing grants received amount	$ 668
Royalties rate, description	S Bi-National Industrial Research and Development Foundation (“BIRD-F”), the Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of the BIRD-F’s grant, linked to the United States CPI relating to such products.
Bank guarantee, description	As of December 31, 2020, the Company issued bank guarantees to two of its customers that amounted to $69 and $30, which expired on January 23, 2021 and February 15, 2021, respectively, and an additional guarantee to the Israeli Customs Authority that amounted to $38, which will expire on April 30, 2021.
Israel Innovation Authority [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty payable range	3.00%
Percent of grants received paid in royalties	100.00%
Proceeds from Royalties Received	$ 53,123
Proceeds from grants received	48,005
Accumulated interest, grants	21,911
Net of royalties paid	16,793
Royalty expenses	1,127	$ 990	$ 922
Royalties aggregate amount	$ 9
Israeli Ministry Of Trade [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty payable range	3.00%
Grant approved over a period	5 years
Israel United States Bi National Industrial Research And Development Foundation [Member]
Commitments and Contingencies (Details) [Line Items]
Net of royalties paid	$ 395
Proceeds from grants received	340
Linkage to CPI	586
Pay royalties up to an amount	$ 879	$ 484